Summary of Material Accounting Policies - Special survey and drydocking costs (Details)	12 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies
Term between delivery and first special survey/drydocking	5 years
Term between special survey/drydocking until vessel reaches 10 years of age	5 years
Term between special survey/drydocking after vessel reaches 10 years of age	2 years 6 months